Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Capital Group U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Equity Fund
Class Name	Capital Group U.S. Equity Fund
Trading Symbol	CUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Equity Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CUSEX	$ 50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 32.12% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. Despite hesitancy due to uncertainties around the election, domestic equity markets posted positive returns for the period.
Overall, the fund’s holdings in each sector produced positive returns, with securities in utilities, information technology and industrials being particularly additive. Likewise, holdings in consumer discretionary, financials and communication services saw returns above those of the overall portfolio.
Conversely, holdings in energy and consumer staple sectors detracted from absolute results. Real estate, materials and health care shares were positive, though below the portfolio’s absolute return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Group U.S. Equity Fund *	32.12%	12.99%	11.76%
S&P 500 Index †	38.02%	15.27%	13.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which
they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 365,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 365%
Total number of portfolio holdings	$ 106%
Total advisory fees paid (in millions)	$ 1%
Portfolio turnover rate	$ 26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)